Fair Value Measurements (Details) (USD $)	6 Months Ended
Sep. 30, 2014
Expected Stock Price Volatility Rate	797.00%
Expected Dividend Yield	0.00%
Debt Instrument, Convertible, Conversion Price	$ 0.26
Minimum
Risk Free Interest Rate	0.18%
Remaining Contractual Life	1 year
Maximum
Risk Free Interest Rate	0.63%
Remaining Contractual Life	4 years 10 months 13 days